Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Net Sales	$ 1,043.1	$ 633.0	$ 438.0	$ 297.0	$ 291.7	$ 257.3	$ 248.2	$ 236.9	$ 2,411.1	$ 1,034.1	$ 958.9
Cost of goods sold									1,789.9	609.2	530.0
Gross Profit	228.7	148.6	129.4	114.5	112.5	104.2	102.5	105.7	621.2	424.9	428.9
Selling, general and administrative expenses									444.4	294.3	274.0
Amortization of intangible assets									70.8	14.6	12.6
Loss on foreign currency									(14.0)	(0.1)	(0.5)
Restructuring expenses									1.1	3.8	0
Impairment of goodwill and other intangible assets	295.6	0	0	0	2.9	0	0	0	295.6	2.9	0
Other operating expenses, net									3.0	1.4	2.7
Operating (Loss) Profit									(207.7)	107.8	139.1
Interest Expense, net									183.7	85.5	60.3
Other (Expense) Income									(35.5)	0	1.6
(Loss) Earnings before Income Taxes									(426.9)	22.3	80.4
Income tax benefit (provision)									(83.7)	7.1	30.5
Net (Loss) Earnings	(287.4)	(35.1)	(18.3)	(2.4)	(0.9)	3.4	5.1	7.6	(343.2)	15.2	49.9
Preferred stock dividends									(15.4)	(5.4)	0
Net Earnings (Loss) Available to Common Stockholders	$ (291.7)	$ (39.3)	$ (22.6)	$ (5.0)	$ (3.2)	$ 1.1	$ 4.3	$ 7.6	$ (358.6)	$ 9.8	$ 49.9
(Loss) Earnings per share:
Basic	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45
Diluted	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45
Weighted-Average Common Shares Outstanding:
Basic									39.7	32.7	34.3
Diluted									39.7	33.0	34.5